Stockholders’ Equity - Schedule of Option Activity (Details) - Stock Option [Member] - $ / shares		9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Schedule of Option Activity [Line Items]
Number of Options, Ending balance	38,334	64,084
Weighted Average Exercise Price, Ending balance	$ 49.8	$ 31.35
Weighted Average Remaining Contractual Life (Years), Ending balance	8 years 5 months 26 days	8 years 3 days
Number of Options, Options exercisable		38,960
Weighted Average Exercise Price, Options exercisable		$ 46.11
Weighted Average Remaining Contractual Life (Years), Options exercisable		7 years 10 months 6 days
Number of Options, Weighted average fair value of options granted during the period
Weighted Average Exercise Price, Weighted average fair value of options granted during the period		$ 3.67
Weighted Average Remaining Contractual Life (Years), Weighted average fair value of options granted during the period
Number of Options, Granted		25,750
Weighted Average Exercise Price, Granted		$ 3.9
Weighted Average Remaining Contractual Life (Years), Granted